Short-Term Bank Loans (Details)	Dec. 31, 2025 USD ($)
Ewatt [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 4,261,344
Wenzao Huang [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 357,495